Cancellations - Broker-Dealer - ConfirmationsCancelled	1 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024
CM | Equity
Cancellations
Confirmations Cancelled	29,327	30,896	37,767	27,351	40,081	32,851	36,987	54,288	38,204	0	0	0
CM | Debt
Cancellations
Confirmations Cancelled	22,475	10,917	13,564	21,554	12,916	18,852	36,147	22,084	17,353	0	0	0
ETC | Equity
Cancellations
Confirmations Cancelled	143,968	127,790	121,049	143,011	134,098	116,756	124,267	154,866	181,455	0	0	0
ETC | Debt
Cancellations
Confirmations Cancelled	23,834	23,773	31,351	27,834	27,378	25,231	29,112	39,969	42,939	0	0	0